SEI INSTITUTIONAL MANAGED TRUST

U.S. Managed Volatility Fund
(the "Fund")

Supplement Dated April 1, 2019
to the Class F Prospectus, dated January 31, 2019 (the "Prospectus")

This Supplement provides new and additional information beyond that contained in the Prospectus, and should be read in conjunction with the Prospectus.

The Prospectus is hereby amended to revise the disclosure regarding certain fees and expenses that have been in place throughout the Fund's fiscal year, as follows:

In the section titled "Investment Adviser," under the sub-section titled "Information About Fee Waivers," the following is hereby added under the third paragraph and the table thereunder:

The U.S. Managed Volatility Fund's total annual fund operating expenses and fee waivers for the current fiscal year are expected to be less than those of the prior year. As a result, additional information regarding the Fund's fee waivers for the current fiscal year is provided separately in the table below. The U.S. Managed Volatility Fund's total annual fund operating expenses for the current fiscal year are expected to be as follows:

Fund Name—Class F Shares	Total Annual Fund Operating Expenses (before fee waivers)	Total Annual Fund Operating Expenses (after fee waivers)	Total Annual Fund Operating Expenses (after fee waivers, excluding AFFE, if applicable)*	Total Annual Fund Operating Expenses (after fee waivers, excluding AFFE, interest expense, fees paid indirectly and after commission recapture and extraordinary expenses, if applicable)*
U.S. Managed Volatility Fund	1.23%	0.90%	0.90%	0.90%

*  AFFE reflects the estimated amount of fees and expenses that will be incurred indirectly by the Funds through their investments in other investment companies during the most recent fiscal year.

There are no other changes to the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-1216 (4/19)

SEI INSTITUTIONAL MANAGED TRUST

U.S. Managed Volatility Fund
(the "Fund")

Supplement Dated April 1, 2019
to the Class I Prospectus, dated January 31, 2019 (the "Prospectus")

This Supplement provides new and additional information beyond that contained in the Prospectus, and should be read in conjunction with the Prospectus.

The Prospectus is hereby amended to revise the disclosure regarding certain fees and expenses that have been in place throughout the Fund's fiscal year, as follows:

In the section titled "Investment Adviser," under the sub-section titled "Information About Fee Waivers," the following is hereby added under the first paragraph and the table thereunder:

The U.S. Managed Volatility Fund's total annual fund operating expenses and fee waivers for the current fiscal year are expected to be less than those of the prior year. As a result, additional information regarding the Fund's fee waivers for the current fiscal year is provided separately in the table below. The U.S. Managed Volatility Fund's total annual fund operating expenses for the current fiscal year are expected to be as follows:

Fund Name—Class I Shares	Total Annual Fund Operating Expenses (before fee waivers)	Total Annual Fund Operating Expenses (after fee waivers)	Total Annual Fund Operating Expenses (after fee waivers, excluding AFFE, if applicable)*	Total Annual Fund Operating Expenses (after fee waivers, excluding AFFE, interest expense, fees paid indirectly and after commission recapture and extraordinary expenses, if applicable)*
U.S. Managed Volatility Fund	1.48%	1.15%	1.15%	1.15%

*  AFFE reflects the estimated amount of fees and expenses that will be incurred indirectly by the Funds through their investments in other investment companies during the most recent fiscal year.

There are no other changes to the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-1217 (4/19)

SEI INSTITUTIONAL MANAGED TRUST

U.S. Managed Volatility Fund
(the "Fund")

Supplement Dated April 1, 2019
to the Class Y Prospectus, dated January 31, 2019 (the "Prospectus")

This Supplement provides new and additional information beyond that contained in the Prospectus, and should be read in conjunction with the Prospectus.

The Prospectus is hereby amended to revise the disclosure regarding certain fees and expenses that have been in place throughout the Fund's fiscal year, as follows:

In the section titled "Investment Adviser," under the sub-section titled "Information About Fee Waivers," the following is hereby added under the third paragraph and the table thereunder:

The U.S. Managed Volatility Fund's total annual fund operating expenses and fee waivers for the current fiscal year are expected to be less than those of the prior year. As a result, additional information regarding the Fund's fee waivers for the current fiscal year is provided separately in the table below. The U.S. Managed Volatility Fund's total annual fund operating expenses for the current fiscal year are expected to be as follows:

Fund Name—Class Y Shares	Total Annual Fund Operating Expenses (before fee waivers)	Total Annual Fund Operating Expenses (after fee waivers)	Total Annual Fund Operating Expenses (after fee waivers, excluding AFFE, if applicable)*	Total Annual Fund Operating Expenses (after fee waivers, excluding AFFE, interest expense, fees paid indirectly and after commission recapture and extraordinary expenses, if applicable)*
U.S. Managed Volatility Fund	0.98%	0.65%	0.65%	0.65%

*  AFFE reflects the estimated amount of fees and expenses that will be incurred indirectly by the Funds through their investments in other investment companies during the most recent fiscal year.

There are no other changes to the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-1218 (4/19)